Trade and other receivables - current (Tables)	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Schedule of trade and other current receivables

(in thousands of USD)	December 31, 2022	December 31, 2021
Receivable from contracts with customers	106,972	55,704
Receivable from contracts with customers - TI Pool	193,945	139,672
Accrued income	11,421	8,480
Accrued interest	2,329	580
Deferred charges	20,388	22,083
Deferred fulfillment costs	1,587	1,156
Other receivables	12,578	7,977
Lease receivables	1,699	2,091
Derivatives	15,870	2
Total trade and other receivables	366,789	237,745